SHARE OPTIONS AND RESTRICTED SHARES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share options and restricted shares
Ordinary shares authorized	18,500,000
Cumulative number of shares granted under the 2005 Option Plan as of the balance sheet date	16,800,000
Share-based compensation cost	$ 12,500,000	$ 14,900,000	$ 6,600,000
Share options
Share options and restricted shares
Term of awards granted before revision (in years)	5
Vesting period of awards granted (in years)	3Y
Number of Options
Options outstanding at the beginning of the period (in shares)	3,900,000
Forfeited (in shares)	(400,000)
Exercised (in shares)	(400,000)
Options outstanding at the end of the period (in shares)	3,100,000	3,900,000
Options vested
Options vested at the end of the period (in shares)	3,100,000
Options exercisable
Options exercisable at the end of the period (in shares)	3,100,000
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 8.9673
Forfeited (in dollars per share)	$ 13.4568
Exercised (in dollars per share)	$ 6.9220
Options outstanding at the end of the period (in dollars per share)	$ 8.5833	$ 8.9673
Options vested (in dollars per share)	$ 8.5833
Options exercisable (in dollars per share)	$ 8.5833
Weighted Average Remaining Contract Life
Options outstanding at the end of the period (in years)	3.8
Options vested (in years)	3.8
Options exercisable (in years)	3.8
Options to employees and non-employees
Total intrinsic value of options exercised	624,624	764,452	2,151,515
Restricted shares
Share options and restricted shares
Vesting period of awards granted, low end of range (in years)	1Y
Vesting period of awards granted, high end of range (in years)	5Y
Restricted Shares to Employees
Aggregate fair value at grant date	1,900,000	13,200,000	21,800,000
Fair value of awards vested	5,700,000	10,700,000	3,800,000
Summary of the activity of unvested restricted stock shares
Unvested at the beginning of the period (in shares)	3,700,000
Granted (in shares)	200,000	1,600,000	1,600,000
Vested (in shares)	(454,538)	(707,051)	(142,605)
Forfeited (in shares)	(100,000)
Unvested at the end of the period (in shares)	3,300,000	3,700,000
Weighted average fair value at grant date
Unvested at the beginning of the period (in dollars per share)	$ 12.30
Granted (in dollars per share)	$ 8.27
Vested (in dollars per share)	$ 12.50
Forfeited (in dollars per share)	$ 13.73
Unvested at the end of the period (in dollars per share)	$ 12.11	$ 12.30
Other disclosures pertaining to restricted shares
Total unrecognized compensation cost	$ 15,600,000
Weighted-average period for recognition of unrecognized compensation cost (in years)	3.1